Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total Terrestrial Energy Inc. Stockholder's Deficit	Preferred Shares	Common Shares	Additional Paid-In-Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Attributable to Non-Controlling Interest	Total
Beginning balance at Dec. 31, 2022	$ 7,201,562	$ 138	$ 675	$ 78,320,108	$ 95,011	$ (71,214,370)	$ 433,819	$ 7,635,381
Beginning balance (in shares) at Dec. 31, 2022		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	716,537			716,537				716,537
Issuance of warrants in connection with convertible notes, net of tax	733,411			733,411				733,411
Foreign currency translation adjustments	(153,347)				(153,347)			(153,347)
Net loss	(13,908,462)					(13,908,462)	100,792	(13,807,670)
Ending balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Ending balance (in shares) at Dec. 31, 2023		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	155,539			155,539				155,539
Foreign currency translation adjustments	(95,355)				(95,355)			(95,355)
Net loss	(3,052,189)					(3,052,189)	45,580	(3,006,609)
Ending balance at Mar. 31, 2024	(8,402,304)	$ 138	$ 675	79,925,058	(153,691)	(88,175,021)	580,191	(7,822,113)
Ending balance (in shares) at Mar. 31, 2024		137,672	675,281
Beginning balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Beginning balance (in shares) at Dec. 31, 2023		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments								488,848
Net loss								(9,412,471)
Ending balance at Sep. 30, 2024	(11,771,087)	$ 138	$ 675	82,447,488	430,512	(94,650,437)	649,745	(11,121,342)
Ending balance (in shares) at Sep. 30, 2024		137,672	675,281
Beginning balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Beginning balance (in shares) at Dec. 31, 2023		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	670,243			670,243				$ 670,243
Acquisition of non-controlling interest	534,611		$ 63	534,548			(534,611)
Acquisition of non-controlling interest (in shares)			63,050					63,050
Issuance of warrants in connection with convertible notes, net of tax	2,006,982			2,006,982				$ 2,006,982
Loss on extinguishment of debt from related parties	(202,204)			(202,204)				(202,204)
Foreign currency translation adjustments	395,525				395,525			395,525
Net loss	(11,485,410)					(11,485,410)		(11,485,410)
Ending balance at Dec. 31, 2024	(13,490,552)	$ 138	$ 738	82,779,088	337,189	(96,608,242)		(13,490,552)
Ending balance (in shares) at Dec. 31, 2024		137,672	738,331
Beginning balance at Mar. 31, 2024	(8,402,304)	$ 138	$ 675	79,925,058	(153,691)	(88,175,021)	580,191	(7,822,113)
Beginning balance (in shares) at Mar. 31, 2024		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	161,323			161,323				161,323
Issuance of warrants in connection with convertible notes, net of tax	2,006,982			2,006,982				2,006,982
Loss on extinguishment of debt from related parties	(202,204)			(202,204)				(202,204)
Foreign currency translation adjustments	668,858				668,858			668,858
Net loss	(3,665,112)					(3,665,112)	9,258	(3,655,854)
Ending balance at Jun. 30, 2024	(9,432,457)	$ 138	$ 675	81,891,159	515,167	(91,840,133)	589,449	(8,843,008)
Ending balance (in shares) at Jun. 30, 2024		137,672	675,281
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	176,691			176,691				176,691
Issuance of warrants in connection with convertible notes, net of tax	379,638			379,638				379,638
Foreign currency translation adjustments	(84,655)				(84,655)			(84,655)
Net loss	(2,810,304)					(2,810,304)	60,296	(2,750,008)
Ending balance at Sep. 30, 2024	(11,771,087)	$ 138	$ 675	82,447,488	430,512	(94,650,437)	$ 649,745	(11,121,342)
Ending balance (in shares) at Sep. 30, 2024		137,672	675,281
Beginning balance at Dec. 31, 2024	(13,490,552)	$ 138	$ 738	82,779,088	337,189	(96,608,242)		(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024		137,672	738,331
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				179,801				179,801
Issuance of warrants in connection with convertible notes, net of tax				2,594,531				2,594,531
Foreign currency translation adjustments					(826,454)			(826,454)
Net loss						(6,251,893)		(6,251,893)
Ending balance at Mar. 31, 2025		$ 138	$ 738	85,553,420	(489,265)	(102,860,135)		(17,794,567)
Ending balance (in shares) at Mar. 31, 2025		137,672	738,331
Beginning balance at Dec. 31, 2024	$ (13,490,552)	$ 138	$ 738	82,779,088	337,189	(96,608,242)		(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024		137,672	738,331
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments								(237,029)
Net loss								(21,780,225)
Ending balance at Sep. 30, 2025		$ 201	$ 738	111,927,736	100,160	(118,388,467)		(6,359,095)
Ending balance (in shares) at Sep. 30, 2025		200,592	738,331
Beginning balance at Mar. 31, 2025		$ 138	$ 738	85,553,420	(489,265)	(102,860,135)		(17,794,567)
Beginning balance (in shares) at Mar. 31, 2025		137,672	738,331
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				214,062				214,062
Foreign currency translation adjustments					561,554			561,554
Net loss						(6,249,127)		(6,249,127)
Ending balance at Jun. 30, 2025		$ 138	$ 738	85,767,482	72,289	(109,109,262)		(23,268,078)
Ending balance (in shares) at Jun. 30, 2025		137,672	738,331
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				363,117				363,117
Foreign currency translation adjustments					27,871			27,871
Net loss						(9,279,205)		(9,279,205)
Ending balance at Sep. 30, 2025		$ 201	$ 738	$ 111,927,736	$ 100,160	$ (118,388,467)		$ (6,359,095)
Ending balance (in shares) at Sep. 30, 2025		200,592	738,331